EMPLOYEE BENEFITS - Summary of Terms and Conditions of Share-based Payment Arrangement (Detail) shares in Thousands		12 Months Ended
		Dec. 31, 2022 shares R$ / shares	Dec. 31, 2021 shares
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Existing options | shares		19,660	20,137
Exercisable options | shares		9,792
Stock Options [Member] | March 16, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		March 16, 2015
Conditions for acquisition of right as of the grant date		2 to 4 years of service
Strike price		R$ 13.47
Existing options | shares		104
Maximum remaining contractual life (years)		2 months 12 days
Exercisable options | shares		104
Stock Options [Member] | July 28, 2015 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		July 28, 2015 (Acceleration strategy)
Conditions for acquisition of right as of the grant date		4 to 5 years of service
Strike price		R$ 12.77
Existing options | shares		495
Maximum remaining contractual life (years)		7 months 6 days
Exercisable options | shares		495
Stock Options [Member] | March 15, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		March 15, 2016
Conditions for acquisition of right as of the grant date		2 to 4 years of service
Strike price		R$ 12.71
Existing options | shares		93
Maximum remaining contractual life (years)		1 year 2 months 12 days
Exercisable options | shares		93
Stock Options [Member] | July 11, 2016 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		July 11, 2016 (Acceleration strategy)
Conditions for acquisition of right as of the grant date		4 to 5 years of service
Strike price		R$ 11.28
Existing options | shares		1,540
Maximum remaining contractual life (years)		1 year 6 months
Exercisable options | shares		1,540
Stock Options [Member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		March 10, 2017
Conditions for acquisition of right as of the grant date		2 to 4 years of service
Strike price		R$ 12.46
Existing options | shares		376
Maximum remaining contractual life (years)		2 years 2 months 12 days
Exercisable options | shares		376
Stock Options [Member] | March 10, 2017 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		March 10, 2017 (Acceleration Strategy)
Conditions for acquisition of right as of the grant date		4 to 5 years of service
Strike price		R$ 12.46
Existing options | shares		1,890
Maximum remaining contractual life (years)		2 years 2 months 12 days
Exercisable options | shares		1,890
Stock Options [Member] | March 12, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		March 12, 2018
Conditions for acquisition of right as of the grant date		2 to 4 years of service
Strike price		R$ 16.83
Existing options | shares		1,537
Maximum remaining contractual life (years)		3 years 2 months 12 days
Exercisable options | shares		1,537
Stock Options [Member] | March 12, 2018 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		March 12, 2018 (Acceleration strategy)
Conditions for acquisition of right as of the grant date		3 to 5 years of service
Existing options | shares		3,800
Maximum remaining contractual life (years)		3 years 2 months 12 days
Exercisable options | shares		2,850
Stock Options [Member] | April 12, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		April 12, 2019
Conditions for acquisition of right as of the grant date		2 to 4 years of service
Strike price		R$ 23.41
Existing options | shares		1,415
Maximum remaining contractual life (years)		4 years 2 months 12 days
Exercisable options | shares		907
Stock Options [Member] | April 12, 2019 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		April 12, 2019 (Acceleration strategy)
Conditions for acquisition of right as of the grant date		4 to 5 years of service
Strike price		R$ 23.41
Existing options | shares		1,900
Maximum remaining contractual life (years)		4 years 2 months 12 days
Exercisable options | shares
Stock Options [Member] | December 17, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		December 17, 2021
Conditions for acquisition of right as of the grant date		3 to 4 years of service
Strike price		R$ 27.28
Existing options | shares		4,800
Maximum remaining contractual life (years)		9 years
Exercisable options | shares
Stock Options [Member] | September 14, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		September 14, 2022
Conditions for acquisition of right as of the grant date		3 to 4 years of service
Strike price		R$ 16.45
Existing options | shares		1,710
Maximum remaining contractual life (years)		9 years 8 months 12 days
Exercisable options | shares
Stock Options [Member] | Bottom of range [member] | March 16, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		R$ 4.85
Stock Options [Member] | Bottom of range [member] | July 28, 2015 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		6.2
Stock Options [Member] | Bottom of range [member] | March 15, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		7.16
Stock Options [Member] | Bottom of range [member] | July 11, 2016 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		6.84
Stock Options [Member] | Bottom of range [member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		6.65
Stock Options [Member] | Bottom of range [member] | March 10, 2017 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		6.87
Stock Options [Member] | Bottom of range [member] | March 12, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		7.96
Stock Options [Member] | Bottom of range [member] | March 12, 2018 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price		12.04
Fair value at grant date		8.21
Stock Options [Member] | Bottom of range [member] | April 12, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		11.71
Stock Options [Member] | Bottom of range [member] | April 12, 2019 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		11.51
Stock Options [Member] | Bottom of range [member] | December 17, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		13.85
Stock Options [Member] | Bottom of range [member] | September 14, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		8.39
Stock Options [Member] | Top of range [member] | March 16, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		5.29
Stock Options [Member] | Top of range [member] | July 28, 2015 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		6.23
Stock Options [Member] | Top of range [member] | March 15, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		7.43
Stock Options [Member] | Top of range [member] | July 11, 2016 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		6.89
Stock Options [Member] | Top of range [member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		6.68
Stock Options [Member] | Top of range [member] | March 10, 2017 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		6.89
Stock Options [Member] | Top of range [member] | March 12, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		8.21
Stock Options [Member] | Top of range [member] | March 12, 2018 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price		16.83
Fair value at grant date		9.67
Stock Options [Member] | Top of range [member] | April 12, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		11.82
Stock Options [Member] | Top of range [member] | April 12, 2019 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		11.71
Stock Options [Member] | Top of range [member] | December 17, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		18.16
Stock Options [Member] | Top of range [member] | September 14, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		R$ 10.32
Restricted Stocks [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Existing shares | shares		6,058	5,494
Restricted Stocks [Member] | April 12, 2019 – Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		April 12, 2019 – Plan I
Conditions for acquisition of right as of the grant date		2 to 4 years of service
Existing shares | shares		269
Maximum remaining contractual life (years)		2 months 12 days
Restricted Stocks [Member] | March 27, 2020 - Co-Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		March 27, 2020 – Co-Investment Plan
Conditions for acquisition of right as of the grant date		1 to 3 years of service
Existing shares | shares		621
Fair value at grant date		R$ 29
Maximum remaining contractual life (years)		3 months 18 days
Restricted Stocks [Member] | March 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		March 31, 2021
Conditions for acquisition of right as of the grant date		1 to 3 years of service
Existing shares | shares		1,936
Fair value at grant date		R$ 48.13
Maximum remaining contractual life (years)		1 year 3 months 18 days
Restricted Stocks [Member] | April 14, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		April 14, 2022
Conditions for acquisition of right as of the grant date		1 to 3 years of service
Existing shares | shares		2,132
Maximum remaining contractual life (years)		2 years 3 months 18 days
Restricted Stocks [Member] | March 31, 2021 (as modified in September 2022)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	[1]	March 31, 2021 (as modified in September 2022)
Conditions for acquisition of right as of the grant date		4 to 5 years of service
Existing shares | shares		1,100
Maximum remaining contractual life (years)		3 years 3 months 18 days
Restricted Stocks [Member] | Bottom of range [member] | April 12, 2019 – Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		R$ 21.62
Restricted Stocks [Member] | Bottom of range [member] | April 14, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		24.91
Restricted Stocks [Member] | Bottom of range [member] | March 31, 2021 (as modified in September 2022)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		7.41
Restricted Stocks [Member] | Top of range [member] | April 12, 2019 – Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		22.53
Restricted Stocks [Member] | Top of range [member] | April 14, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		24.99
Restricted Stocks [Member] | Top of range [member] | March 31, 2021 (as modified in September 2022)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		R$ 24.77
Performance Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Existing shares | shares		12,055	8,045
Performance Shares [Member] | September 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		September 30, 2020
Conditions for acquisition of right as of the grant date		Achievement of performance conditions, 2.5 years of service plus an additional holding period of 1 year for certain awards.
Existing shares | shares		3,725
Performance Shares [Member] | March 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		March 31, 2021
Conditions for acquisition of right as of the grant date		Achievement of performance conditions, 3 years of service plus an additional holding period of 1 year for certain awards.
Existing shares | shares		2,735
Performance Shares [Member] | April 14, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		April 14, 2022
Conditions for acquisition of right as of the grant date		Achievement of performance conditions, 3 years of service plus an additional holding period of 1 year for certain awards.
Existing shares | shares		5,595
Performance Shares [Member] | Bottom of range [member] | September 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		R$ 48.56
Maximum remaining contractual life (years)		3 months 18 days
Performance Shares [Member] | Bottom of range [member] | March 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		R$ 46.57
Maximum remaining contractual life (years)		1 year 3 months 18 days
Performance Shares [Member] | Bottom of range [member] | April 14, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		R$ 18.66
Maximum remaining contractual life (years)		2 years 3 months 18 days
Performance Shares [Member] | Top of range [member] | September 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		R$ 73.46
Maximum remaining contractual life (years)		1 year 3 months 18 days
Performance Shares [Member] | Top of range [member] | March 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		R$ 50.98
Maximum remaining contractual life (years)		2 years 3 months 18 days
Performance Shares [Member] | Top of range [member] | April 14, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		R$ 24.99
Maximum remaining contractual life (years)		3 years 3 months 18 days

[1]	The original grant of March 31, 2021 was stock options, but became a restricted share award as a result of the September 2022 amendment.